LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS MONEY MARKET TRUST

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED OCTOBER 1, 2008

TO THE STATEMENT OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

The following information supplements the “Purchase of Shares” section of each Statement of Additional Information:

The following persons are eligible to purchase Class I shares of the fund: 1) Current employees of the fund’s manager and its affiliates; 2) current and former board members of investment companies managed by affiliates of Legg Mason; 3) current and former board members of Legg Mason; and 4) the immediate families of such persons. Immediate families are such person’s spouse, including the surviving spouse of a deceased board member, and children under the age of 21. For such investors, the minimum initial investment is $1,000 and the minimum for each purchase of additional shares is $50.

Schedule A

Fund	Statement of Additional Information Date

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS ADJUSTABLE RATE INCOME FUND	September 12, 2008

LEGG MASON PARTNERS CALIFORNIA MUNICIPALS FUND	June 11, 2008

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND	December 1, 2007

LEGG MASON PARTNERS GOVERNMENT SECURITIES FUND	April 28, 2008

Fund	Statement of Additional Information Date

LEGG MASON PARTNERS INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND	March 20, 2008

LEGG MASON PARTNERS INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND	March 20, 2008

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND	July 20, 2008

LEGG MASON PARTNERS CORPORATE BOND FUND	April 28, 2008

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND	June 11, 2008

LEGG MASON PARTNERS MASSACHUSETTS MUNICIPALS FUND	March 20, 2008

LEGG MASON PARTNERS MUNICIPAL HIGH INCOME FUND	December 1, 2007

LEGG MASON PARTNERS NEW JERSEY MUNICIPALS FUND	July 20, 2008

LEGG MASON PARTNERS NEW YORK MUNICIPALS FUND	July 20, 2008

LEGG MASON PARTNERS OREGON MUNICIPALS FUND	August 8, 2008

LEGG MASON PARTNERS PENNSYLVANIA MUNICIPALS FUND	July 20, 2008

LEGG MASON PARTNERS SHORT DURATION MUNICIPAL INCOME FUND	February 20, 2008

WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO	June 11, 2008

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO	June 11, 2008

Fund	Statement of Additional Information Date

LEGG MASON PARTNERS MONEY MARKET TRUST

WESTERN ASSET MONEY MARKET FUND	August 1, 2008

WESTERN ASSET GOVERNMENT MONEY MARKET FUND	August 1, 2008

WESTERN ASSET MUNICIPAL MONEY MARKET FUND	August 1, 2008

WESTERN ASSET CALIFORNIA MUNICIPAL MONEY MARKET FUND	August 1, 2008

WESTERN ASSET MASSACHUSETTS MUNICIPAL MONEY MARKET FUND	August 1, 2008

WESTERN ASSET NEW YORK MUNICIPAL MONEY MARKET FUND	August 1, 2008

WESTERN ASSET AMT TAX FREE MONEY MARKET FUND	September 16, 2008

WESTERN ASSET CONNECTICUT MONEY MARKET—CLASS I (A SHARE CLASS OF CITI CONNECTICUT TAX FREE RESERVES*)	December 7, 2007

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS AGGRESSIVE GROWTH FUND	December 20, 2007, as revised July 9, 2008

LEGG MASON PARTNERS ALL CAP FUND	August 8, 2008

LEGG MASON PARTNERS APPRECIATION FUND	April 28, 2008

LEGG MASON PARTNERS CAPITAL AND INCOME FUND	April 28, 2008

LEGG MASON PARTNERS CAPITAL FUND	April 28, 2008

LEGG MASON PARTNERS CONVERTIBLE FUND	November 1, 2007

LEGG MASON PARTNERS DIVERSIFIED LARGE CAP GROWTH FUND	February 20, 2008

Fund	Statement of Additional Information Date

LEGG MASON PARTNERS DIVIDEND STRATEGY FUND	February 20, 2008

LEGG MASON PARTNERS EMERGING MARKETS EQUITY FUND	February 20, 2008

LEGG MASON PARTNERS EQUITY FUND	April 28, 2008

LEGG MASON PARTNERS EQUITY INCOME BUILDER FUND	September 2, 2008

LEGG MASON PARTNERS FINANCIAL SERVICES FUND	July 20, 2008

LEGG MASON PARTNERS FUNDAMENTAL VALUE FUND	January 28, 2008, as revised July 9, 2008

LEGG MASON PARTNERS GLOBAL EQUITY FUND	April 28, 2008

LEGG MASON PARTNERS INTERNATIONAL ALL CAP OPPORTUNITY FUND	February 28, 2008 as revised July 9, 2008

LEGG MASON PARTNERS INVESTORS VALUE FUND	April 28, 2008

LEGG MASON PARTNERS LARGE CAP GROWTH FUND	April 1, 2008 as revised July 9, 2008

LEGG MASON PARTNERS LIFESTYLE ALLOCATION 30%	May 1, 2008

LEGG MASON PARTNERS LIFESTYLE ALLOCATION 50%	May 1, 2008

LEGG MASON PARTNERS LIFESTYLE ALLOCATION 70%	May 1, 2008

LEGG MASON PARTNERS LIFESTYLE ALLOCATION 85%	May 1, 2008

Fund	Statement of Additional Information Date

LEGG MASON PARTNERS LIFESTYLE ALLOCATION 100%	May 1, 2008

LEGG MASON PARTNERS LIFESTYLE INCOME FUND	May 1, 2008

LEGG MASON PARTNERS MID CAP CORE FUND	March 20, 2008, as revised July 9, 2008

LEGG MASON PARTNERS SMALL CAP CORE FUND	April 28, 2008

LEGG MASON PARTNERS SMALL CAP GROWTH FUND	April 28, 2008

LEGG MASON PARTNERS SMALL CAP VALUE FUND	January 29, 2008

LEGG MASON PARTNERS SOCIAL AWARENESS FUND	May 30, 2008

LEGG MASON PARTNERS 130/30 U.S. LARGE CAP EQUITY FUND	November 7, 2007

LEGG MASON PARTNERS TARGET RETIREMENT 2015	September 2, 2008

LEGG MASON PARTNERS TARGET RETIREMENT 2020	September 2, 2008

LEGG MASON PARTNERS TARGET RETIREMENT 2025	September 2, 2008

LEGG MASON PARTNERS TARGET RETIREMENT 2030	September 2, 2008

LEGG MASON PARTNERS TARGET RETIREMENT 2035	September 2, 2008

LEGG MASON PARTNERS TARGET RETIREMENT 2040	September 2, 2008

LEGG MASON PARTNERS TARGET RETIREMENT 2045	September 2, 2008

Fund	Statement of Additional Information Date

LEGG MASON PARTNERS TARGET RETIREMENT 2050	September 2, 2008

LEGG MASON PARTNERS TARGET RETIREMENT FUND	September 2, 2008

*	Citi is a service mark of Citigroup, licensed for use by Legg Mason as the name of funds. Legg Mason and its affiliates, as well as the fund’s investment manager, are not affiliated with Citigroup. Investments in the fund are not bank deposits or obligations of Citibank.

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